Filed under Rule 497(k)

Registration No. 811-3738

VALIC COMPANY I

Supplement to the Summary Prospectus dated October 1, 2012

Science & Technology Fund (the “Fund”)

In the Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Nicholas B. Boullet is deleted in its entirety.

All changes reflected herein are effective immediately.

DATE: June 17, 2013